AVAILABLE-FOR-SALE INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
AVAILABLE-FOR-SALE INVESTMENTS [abstract]
Schedule of available-for-sale investments
	2016	2017
	RMB’000	RMB’000

Investments in unlisted companies	53,826	296,414

Schedule of available for sale investments changes in level three items
Investments in unlisted companies RMB’000

Closing balance 31 December 2016	-
Transfer from cost	37,500
Fair value changes recognised in other comprehensive income	242,588
Closing balance 31 December 2017	280,088